Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,092,000
Previously Paid Amount	0.00
Total Fee Amount	427.01
Total Offset Amount	0.00
Net Fee	427.01
Narrative - Max Aggregate Offering Price	$ 3,092,000
Final Prospectus	true